STOCK OPTIONS AND WARRANTS (Details 5)	Mar. 31, 2022 $ / shares	Sep. 30, 2021 $ / shares
Weighted average fair value of warrants granted	$ 0.61	$ 1.21
Expected Dividend Yield [Member]
Warrants outstanding, measurement input	0	0
Forfeiture Rate [Member]
Warrants outstanding, measurement input	0	0
Minimum [Member]
Warrant term	1 year 9 months	1 year 9 months
Minimum [Member] | Risk Free Interest Rate [Member]
Warrants outstanding, measurement input	0.15	0.0015
Minimum [Member] | Expected Stock Volatility [Member]
Warrants outstanding, measurement input	43	0.5730
Maximum [Member]
Warrant term	10 years	10 years
Maximum [Member] | Risk Free Interest Rate [Member]
Warrants outstanding, measurement input	2.10	0.0158
Maximum [Member] | Expected Stock Volatility [Member]
Warrants outstanding, measurement input	57.30	0.5865